Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

7. Fair Value of Financial Instruments

The Company adopted ASC Topic 820-10 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level I – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level II  – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level III – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

September 30, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$ 131,833	$ 131,833
Notes payable	–	(316,540)	–	(316,540)
Convertible notes payable	–	–	–	–
Total	$ –	($316,540)	$ 131,833	($184,707)

March 31, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$155,137	$155,137
Notes payable	–	(316,540)	–	(316,540)
Convertible notes payable	–	(325,000)	–	(325,000)
Total	$–	($641,540)	$157,044	($486,403)